Cash and cash equivalents	12 Months Ended
Dec. 31, 2015
Cash and cash equivalents [Abstract]
Cash and cash equivalents
5.	Cash and cash equivalents

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions, which have original maturities of three months or less. Cash and cash equivalents as of December 31, 2014 and 2015 primarily consist of the following currencies:

Cash and cash equivalents are denominated in the following currencies:

	As of December 31,
	2014	2015
	RMB'000	RMB'000

RMB	613,969	149,226
US$	315,860	415,757
WON	—	28,788
HKD	—	541
Total	929,829	594,312